Share-based payments - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Apr. 04, 2022 shares	Dec. 31, 2022 BRL (R$) $ / shares shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$)
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Exercise Price | $ / shares		$ 18		$ 18
Maximum number of shares available for the exercise of options, Percentage		5.00%	5.00%
Total Expense			R$ 2,555		R$ 3,670
Number of other equity instruments granted | shares	950,000		781,881
Bottom of range [member]
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Share based compensation arrangement by share based payment award vesting period	1 year
Top of range [member]
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Share based compensation arrangement by share based payment award vesting period	6 years
Restricted Stock Units RSU [Member]
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Percentage of total capital stock	1.65%
Liabilities from share-based payment transactions		$ 11,721	R$ 11,721
Other provisions		$ 4,483	R$ 4,483
Class A Common Shares [Member]
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Stock options outstanding | shares		1,572,616	1,572,616